ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Schedule of accrued expenses and other current liabilities

	December 31,
	2011	2012

Accrued payroll and welfare	$3,606,301	$3,800,756
Customer deposits	3,847,119	4,964,622
Accrued penalty interest for overdue considerable payable (Note 18(c))	3,375,000	9,368,145
Accrued expenses	6,166,161	6,642,338
Other current liabilities	1,819,969	1,435,398
	$18,814,550	$26,211,259